BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) $ / shares in Units, NIO in Thousands, $ in Thousands					1 Months Ended					4 Months Ended	9 Months Ended		12 Months Ended
	May. 07, 2015 USD ($)	May. 07, 2015 NIO	May. 06, 2015 USD ($)	Apr. 14, 2015 USD ($)	Aug. 18, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)		Nov. 19, 2013 USD ($) $ / shares shares	Dec. 23, 2014 USD ($) shares	Sep. 30, 2015	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		May. 07, 2015 NIO	Apr. 01, 2015 USD ($)	Dec. 31, 2013 USD ($)
Noncontrolling Interest, Increase from Business Combination														$ 2,097
Goodwill							$ 373,230	[1]		$ 149,559			$ 162,173	373,230	[1]			$ 227,434
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total							2,288						578	2,288
Insseco [Member]
Business Combination, Contingent Consideration, Liability													887
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total							4,385						718	4,385
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual													7,780
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable														2,097
Insseco [Member] | Maximum [Member]
Payments to Acquire Businesses, Gross					$ 34,300
Revenue Generation, Maximum					90,000
Revenue Generation, Minimum					$ 84,000
Decrease In Consideration, Percentage					35.00%
Additional Consideration, Percentage					15.00%
Insseco [Member] | Minimum [Member]
Payments to Acquire Businesses, Gross					$ 9,100
Revenue Generation, Maximum					23,800
Revenue Generation, Minimum					$ 22,200
Additional Consideration, Percentage					3.00%
Ibexi Solution Private Limited [Member]
Business Acquisition Costs Of Acquired Entity Purchase Price			$ 4,764
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total			949
Amount Of Continued Employment			$ 1,900
Xtivia Inc [Member]
Business Acquisition Costs Of Acquired Entity Purchase Price																	$ 2,500
Business Acquisition, Future Consideration, Amount													1,600
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Other than at Fair Value, Net, Total													3,700
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total													575
Ono Apps Ltd [Member]
Business Acquisition Costs Of Acquired Entity Purchase Price	$ 4,600															NIO 1,200
Business Acquisition, Future Consideration, Amount	313
Accumulated Operating Income	5,000	NIO 1,300
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Other than at Fair Value, Net, Total	1,400
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 400															1,600
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net, Total | NIO																NIO 5,500
Comblack IT Ltd [Member]
Business Acquisition Cost Of Acquired Entity Contingent				$ 289
Business Acquisition, Percentage of Voting Interests Acquired				70.00%
Noncontrolling Interest, Increase from Business Combination				$ 1,100
Call and Put Option Exercised Percentage				30.00%
Business Acquisition Costs Of Acquired Entity Purchase Price				$ 1,812
Payments to Acquire Businesses, Gross				1,523
Goodwill				2,012
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total				$ 1,305
Infinigy Solutions LLC [Member]
Business Acquisition Cost Of Acquired Entity Contingent						$ 760
Business Acquisition, Percentage of Voting Interests Acquired						70.00%
Noncontrolling Interest, Increase from Business Combination						$ 3,273
Call and Put Option Exercised Percentage						30.00%
Business Acquisition Costs Of Acquired Entity Purchase Price						$ 6,360
Payments to Acquire Businesses, Gross						5,600
Goodwill						4,799
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total						$ 3,652
Sapiens [Member]
Equity Method Investment Diluted Ownership Percentage									48.60%
Fair Value Of Retained Investment Per Share | $ / shares									$ 7.09
Sale of Stock, Number of Shares Issued in Transaction | shares									6,497,400
Sale of Stock, Price Per Share | $ / shares									$ 6.25
Proceeds from Debt, Net of Issuance Costs									$ 37,791
Sale of Stock, Percentage of Ownership before Transaction									56.80%	50.20%	50.20%	50.20%
Sale of Stock, Percentage of Ownership after Transaction									48.60%	49.10%	49.10%	49.10%
Goodwill							217,257						0	$ 217,257
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized									$ 61,164
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership							$ 3,413			$ 3,413
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions | shares										1,545,802
Payments to Acquire Equity Method Investments										$ 11,908
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary or Equity Investee, Nonoperating Income, Total									$ 61,164	$ 56,369		$ 56,369
Exercise Of Employees Stock Options (In Shares) | shares										1,077,003
Sapiens [Member] | Maximum [Member]
Equity Method Investment, Ownership Percentage							50.20%			50.20%				50.20%
Subsidiaries [Member]
Business Acquisition Costs Of Acquired Entity Purchase Price													1,656
Payments to Acquire Businesses, Gross													3,837	$ 8,697
Goodwill							$ 2,317						3,428	2,317
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets							$ 2,284						$ 1,331	$ 2,284

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).